Annual Fund Operating Expenses - Popular High Grade Fixed-Income Fund	Oct. 22, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Distribution and Service (12b-1) Fees	0.25%	[2]
Component1 Other Expenses	2.18%	[3]
Other Expenses (as a percentage of Assets):	1.54%
Expenses (as a percentage of Assets)	4.69%	[3]
Class I Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1],[4]
Distribution and Service (12b-1) Fees	0.00%	[2],[4]
Component1 Other Expenses	2.18%	[3],[4]
Other Expenses (as a percentage of Assets):	1.54%	[4]
Expenses (as a percentage of Assets)	4.44%	[3],[4]

[1]	Pursuant to an investment advisory agreement between the Fund and Popular Asset Management LLC (the “Adviser”), the Management Fee paid by the Fund is based on a rate of 0.50% per annum of the Fund’s average daily total assets, which includes leverage. The Management Fee in the table is greater than 0.50% since it is computed as a percentage of the Fund’s net assets for presentation therein.
[2]	The Distribution and/or Service (12b-1) Fee reflects current fees.
[3]	Reflects Interest and Leverage Expenses associated with an investment strategy to enhance portfolio yield. Excluding the leverage expenses, Total Annual Fund Operating Expenses would be 2.51% and 2.26% for Class A and Class I Institutional Shares, respectively.
[4]	There are no Class I Institutional Shares outstanding as of the date of this prospectus.